                                                                                    February 14, 2018

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus Investment Portfolios (the “Registrant”)

                        1933 Act File No.: 333-47011

                        1940 Act File No.: 811-08673

                        CIK No.: 0001056707

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the semiannual period ended December 31, 2017.

            Please direct any questions or comments to the attention of the undersigned at (412) 236-7700.

                                                                              Very truly yours,

                                                                              /s/ Joseph Kulbacki

                                                                              Joseph Kulbacki

                                                                              Senior Paralegal

JK/

Enclosures